Condensed consolidated interim Statements of Loss and Comprehensive Loss - CAD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Condensed consolidated interim Statements of Loss and Comprehensive Loss [Abstract]
SALES	$ 1,736,770	$ 1,466,528	$ 4,247,242	$ 4,012,441
COST OF SALES	(1,528,059)	(1,427,432)	(3,866,936)	(3,910,809)
GROSS PROFIT	208,711	39,096	380,306	101,632
EXPENSES
Consulting fees	35,356	39,295	91,067	446,372
Marketing and promotion	317	19,655	101,534	60,850
Management and director fees	1,492,536	223,542	1,745,195	277,542
Office and miscellaneous	208,418	369,831	563,480	942,269
Professional fees	165,642	159,976	331,813	231,192
Regulatory and filing fees	32,038	502	74,741	30,598
Salaries	177,576	265,624	468,370	687,624
Share-based compensation	0	34,827	263,672	192,514
Travel and accommodation	41,813	13,846	84,992	24,902
Total Expenses	(2,153,696)	(1,127,098)	(3,724,864)	(2,893,863)
Loss before other items	(1,944,985)	(1,088,002)	(3,344,558)	(2,792,231)
Other items:
Derivative liability	39,986	0	94,779	0
Foreign exchange	42,336	(19,840)	29,853	(18,461)
Interest expense	155,110	27,242	550,862	43,940
Write-off of asset	0	0	9,403	0
Loss for the period	(2,182,417)	(1,095,404)	(4,029,455)	(2,817,710)
Comprehensive loss for the period	$ (2,182,417)	$ (1,095,404)	$ (4,029,455)	$ (2,817,710)
Basic loss per share (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)
Diluted loss per share (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average number of shares outstanding - basic and diluted (in shares)	121,824,560	93,850,887	115,947,094	90,598,903